Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 27, 2019
Registrant Name	MFS VARIABLE INSURANCE TRUST II
Entity Central Index Key	0000719269
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 27, 2019
Document Effective Date	Sep. 27, 2019
Prospectus Date	Apr. 30, 2019